UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.5%

Security	Shares	Value
Brazil — 6.9%
AES Tiete SA, PFC Shares	500	$4,258
All America Latina Logistica SA (Units)	1,500	4,987
AMBEV SA ADR	6,200	47,007
Anhanguera Educacional Participacoes SA	800	5,333
Banco Bradesco SA, PFC Shares	3,200	42,361
Banco do Brasil SA	1,300	14,218
Banco Santander Brasil SA	1,200	7,675
BB Seguridade Participacoes SA	700	7,632
BM&F Bovespa SA	2,300	11,410
BR Malls Participacoes SA	700	5,734
BR Properties SA	1,000	8,230
BRF-Brasil Foods SA ADR	800	17,760
Centrais Eletricas Brasileiras SA ADR(1)	1,900	4,864
CETIP SA - Mercados Organizados	500	5,432
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	4,669
Cia de Concessoes Rodoviarias SA (CCR)	2,300	18,179
Cia de Saneamento Basico do Estado de Sao Paulo	900	9,454
Cia de Saneamento de Minas Gerais-COPASA	300	4,944
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,694
Cia Energetica de Minas Gerais SA, PFC Shares	1,400	11,641
Cia Energetica de Sao Paulo, PFC Shares	500	4,969
Cia Hering	300	3,952
Cia Paranaense de Energia-Copel ADR	400	5,400
Cia Siderurgica Nacional SA	1,200	6,164
Cielo SA	1,000	28,981
Cosan SA Industria e Comercio	400	7,363
CPFL Energia SA	300	4,971
Cyrela Brazil Realty SA	600	4,018
EcoRodovias Infraestrutura e Logistica SA	700	4,369
EDP-Energias do Brasil SA	1,000	5,158
Embraer SA	1,600	12,365
Equatorial Energia SA	500	5,130
Estacio Participacoes SA	600	5,185
Fibria Celulose SA ADR(1)	400	4,828
Gerdau SA, PFC Shares	1,300	10,052
Iochpe-Maxion SA	400	4,454
Itau Unibanco Holding SA, PFC Shares	2,900	40,787
Itausa-Investimentos Itau SA, PFC Shares	4,600	18,189
JBS SA	1,700	6,132
Klabin SA, PFC Shares	900	4,654
Kroton Educacional SA	300	5,044
Light SA	600	5,447
Localiza Rent a Car SA	400	5,835
Lojas Americanas SA, PFC Shares	900	6,115
Lojas Renner SA	200	5,328
M Dias Branco SA(1)	100	4,541
Marcopolo SA, PFC Shares	2,100	5,218
Metalurgica Gerdau SA, PFC Shares	500	4,835
MRV Engenharia e Participacoes SA	1,300	5,101
Natura Cosmeticos SA	300	5,546
Oi SA ADR	3,000	4,740

Security	Shares	Value
PDG Realty SA Empreendimentos e Participacoes(1)	4,600	$3,271
Petroleo Brasileiro SA, PFC Shares	7,600	62,447
Qualicorp SA(1)	500	4,674
Raia Drogasil SA	600	4,375
Randon Participacoes SA, PFC Shares	900	4,573
Souza Cruz SA	600	6,046
Telefonica Brasil SA ADR	200	3,892
Telefonica Brasil SA, PFC Shares	930	17,961
Tim Participacoes SA	2,100	10,319
Totvs SA	400	6,304
Tractebel Energia SA	300	4,954
Ultrapar Participacoes SA	500	12,359
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	1,000	5,308
Vale SA, PFC Shares	4,000	56,087
Weg SA	700	9,506

		$696,429

Chile — 3.5%
AES Gener SA	17,170	$9,519
Aguas Andinas SA, Series A	13,740	8,900
Antarchile SA, Series A	1,100	15,593
Banco de Chile ADR	240	20,827
Banco de Credito e Inversiones	220	12,313
Banco Santander Chile SA ADR	800	17,888
Cap SA	380	7,135
Cencosud SA	3,560	12,953
Cia Cervecerias Unidas SA	200	4,856
Cia General de Electricidad SA	1,500	7,900
Colbun SA	36,400	8,325
Corpbanca SA ADR	1,250	24,238
Embotelladora Andina SA, Series A ADR	300	6,723
Embotelladora Andina SA, Series B ADR	180	5,382
Empresa Nacional de Electricidad SA	350	15,323
Empresas CMPC SA	5,960	15,397
Empresas Copec SA	2,230	30,689
Enersis SA ADR	1,220	19,081
ENTEL SA	560	7,938
Latam Airlines Group SA ADR	920	14,821
Parque Arauco SA	4,130	7,273
Quinenco SA	3,270	8,104
S.A.C.I. Falabella SA	3,170	29,074
Sigdo Koppers SA	4,680	7,223
Sociedad Quimica y Minera de Chile SA, Series B	540	13,505
Sonda SA	4,030	9,647
Vina Concha y Toro SA	200	7,290

		$347,917

China — 11.4%
AAC Technologies Holdings, Inc.	1,000	$4,534
Agricultural Bank of China, Ltd., Class H	22,000	11,284
Air China, Ltd., Class H	8,000	6,226
Aluminum Corp. of China, Ltd., Class H(1)	14,000	5,224
Anhui Conch Cement Co., Ltd., Class H	2,000	7,807
Baidu, Inc. ADR(1)	300	49,971
Bank of China, Ltd., Class H	60,000	29,019
Bank of Communications, Ltd., Class H	7,000	5,224
BBMG Corp., Class H	7,000	6,199
Beijing Enterprises Holdings, Ltd.	500	4,470
Belle International Holdings, Ltd.	8,000	9,827
Brilliance China Automotive Holdings, Ltd.	4,000	7,001
BYD Co., Ltd., Class H(1)	1,000	5,029

Security	Shares	Value
China Bluechemical, Ltd., Class H	8,000	$5,448
China CITIC Bank Corp., Ltd., Class H	9,000	5,255
China Coal Energy Co., Class H	8,000	5,358
China Communications Construction Co., Ltd., Class H	7,000	5,886
China Communications Services Corp., Ltd., Class H	8,000	5,256
China Construction Bank Corp., Class H	79,000	63,935
China COSCO Holdings Co., Ltd., Class H(1)	11,500	5,912
China Everbright International, Ltd.	6,000	6,694
China Gas Holdings, Ltd.	4,000	5,413
China Life Insurance Co., Ltd., Class H	6,000	19,385
China Longyuan Power Group Corp., Class H	5,000	6,436
China Mengniu Dairy Co., Ltd.	2,000	9,154
China Merchants Bank Co., Ltd., Class H	4,000	8,533
China Merchants Holdings (International) Co., Ltd.	2,000	7,429
China Minsheng Banking Corp., Ltd., Class H	5,000	6,020
China Mobile, Ltd.	8,500	91,975
China National Building Material Co., Ltd., Class H	6,000	6,700
China Oilfield Services, Ltd., Class H	2,000	6,024
China Overseas Land & Investment, Ltd.	4,000	12,455
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	7,606
China Petroleum & Chemical Corp., Class H	36,000	31,039
China Railway Construction Corp., Class H	4,500	5,039
China Railway Group, Ltd., Class H	9,000	5,169
China Resources Enterprise, Ltd.	2,000	7,078
China Resources Gas Group, Ltd.	2,000	6,165
China Resources Land, Ltd.	2,000	5,517
China Resources Power Holdings Co., Ltd.	4,000	9,669
China Shenhua Energy Co., Ltd., Class H	4,500	15,249
China State Construction International Holdings, Ltd.	4,000	7,022
China Telecom Corp., Ltd., Class H	26,000	14,034
China Unicom (Hong Kong), Ltd.	8,000	12,634
China Vanke Co., Ltd., Class B	2,600	4,763
Chongqing Changan Automobile Co., Ltd., Class B	3,500	7,431
Citic Pacific, Ltd.	4,000	5,772
CNOOC, Ltd.	25,000	51,192
Cosco Pacific, Ltd.	4,000	5,986
Country Garden Holdings Co.	8,000	5,273
Ctrip.com International, Ltd. ADR(1)	200	9,556
Datang International Power Generation Co., Ltd., Class H	10,000	4,410
Dongfeng Motor Group Co., Ltd., Class H	6,000	9,525
Evergrande Real Estate Group, Ltd.	12,000	5,042
GCL-Poly Energy Holdings, Ltd.	18,000	5,887
Geely Automobile Holdings, Ltd.	10,000	5,149
Great Wall Motor Co., Ltd., Class H	2,000	12,200
Guangdong Investment, Ltd.	6,000	5,563
Guangzhou Automobile Group Co., Ltd., Class H	6,000	7,957
Guangzhou R&F Properties Co., Ltd., Class H	3,200	5,149
Haier Electronics Group Co., Ltd.	3,000	7,079
Hengan International Group Co., Ltd.	1,500	18,887
Huaneng Power International, Inc., Class H	6,000	5,740
Industrial & Commercial Bank of China, Ltd., Class H	70,000	50,243
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	4,684
Jiangsu Expressway Co., Ltd., Class H	4,000	5,306
Jiangxi Copper Co., Ltd., Class H	2,000	3,871
Kingboard Chemical Holdings, Ltd.	2,500	6,754
Kunlun Energy Co., Ltd.	4,000	7,390
Lee & Man Paper Manufacturing, Ltd.	8,000	5,886
Lenovo Group, Ltd.	6,000	7,112
Longfor Properties Co., Ltd.	3,000	4,449
Mindray Medical International, Ltd. ADR	200	7,962

Security	Shares	Value
NetEase.com, Inc. ADR	100	$7,181
New Oriental Education & Technology Group, Inc. ADR	290	8,610
Nine Dragons Paper Holdings, Ltd.	7,000	6,473
PetroChina Co., Ltd., Class H	30,000	35,589
PICC Property & Casualty Co., Ltd., Class H	4,000	6,639
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,500	13,969
Semiconductor Manufacturing International Corp.(1)	60,000	4,924
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	5,456
Shanghai Industrial Holdings, Ltd.	2,000	6,789
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	6,071
Shimao Property Holdings, Ltd.	2,000	4,995
Sihuan Pharmaceutical Holdings Group, Ltd.	7,000	5,489
SINA Corp.(1)	100	7,707
Sino Biopharmaceutical, Ltd.	8,000	6,294
Sino-Ocean Land Holdings, Ltd.	8,500	5,704
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	6,220
Sinopharm Group Co., Ltd., Class H	2,000	5,952
Sohu.com, Inc.(1)	100	6,739
Sun Art Retail Group, Ltd.	4,500	6,673
Tencent Holdings, Ltd.	1,000	57,766
Tingyi (Cayman Islands) Holding Corp.	4,000	11,866
Tsingtao Brewery Co., Ltd., Class H	1,000	8,371
Want Want China Holdings, Ltd.	12,000	17,794
Weichai Power Co., Ltd., Class H	1,000	4,422
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	6,626
Xinyi Glass Holdings, Ltd.	6,000	6,340
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	6,494
Yanzhou Coal Mining Co., Ltd., Class H	4,000	4,384
Yuexiu Property Co., Ltd.	18,000	4,711
Zhejiang Expressway Co., Ltd., Class H	6,000	5,595
Zijin Mining Group Co., Ltd., Class H	20,000	4,640

		$1,144,005

Colombia — 1.7%
Almacenes Exito SA	1,060	$16,899
Banco de Bogota	300	10,284
Bancolombia SA ADR, PFC Shares	340	17,248
Cementos Argos SA	1,910	9,115
Corporacion Financiera Colombiana SA	500	9,886
Ecopetrol SA ADR	660	26,948
Empresa de Energia de Bogota SA	12,100	9,551
Grupo Argos SA	800	8,290
Grupo Aval Acciones y Valores SA	15,110	9,776
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	9,691
Grupo de Inversiones Suramericana	540	9,727
Grupo Nutresa SA	1,210	16,321
Interconexion Electrica SA	2,300	10,488
ISAGEN SA ESP	6,400	10,302

		$174,526

Czech Republic — 1.8%
CEZ AS	2,400	$66,522
Komercni Banka AS	300	68,826
Pegas Nonwovens SA	400	11,596
Telefonica 02 Czech Republic AS	1,800	26,480
Unipetrol AS(1)	1,100	9,291

		$182,715

Security	Shares	Value
Greece — 2.1%
Alpha Bank AE(1)	16,107	$14,368
Diana Shipping, Inc.(1)	830	9,503
Ellaktor SA(1)	4,796	20,505
Hellenic Petroleum SA	1,050	12,589
Hellenic Telecommunications Organization SA(1)	1,860	23,134
JUMBO SA(1)	1,189	18,463
Motor Oil (Hellas) Corinth Refineries SA	972	11,278
National Bank of Greece SA(1)	2,716	16,883
OPAP SA	2,143	28,450
Piraeus Bank SA(1)	8,625	18,853
Public Power Corp. SA	930	13,596
Titan Cement Co. SA(1)	715	21,338

		$208,960

Hungary — 1.8%
Magyar Telekom Rt.	13,800	$18,061
MOL Hungarian Oil & Gas Rt.	700	44,200
OTP Bank Rt.	2,900	58,539
Richter Gedeon Nyrt.	3,000	60,676

		$181,476

India — 1.4%
Infosys, Ltd. ADR	1,310	$70,766
Mahindra & Mahindra, Ltd. GDR	770	11,820
Reliance Industries, Ltd. GDR(2)	1,830	50,032
State Bank of India GDR(3)	170	9,829

		$142,447

Indonesia — 3.3%
Adaro Energy Tbk PT	89,500	$8,438
AKR Corporindo Tbk PT	14,000	5,463
Aneka Tambang Tbk PT	40,500	4,263
Astra International Tbk PT	51,000	26,613
Bank Central Asia Tbk PT	41,000	33,026
Bank Danamon Indonesia Tbk PT	14,000	4,447
Bank Mandiri Tbk PT	23,500	15,010
Bank Negara Indonesia Persero Tbk PT	22,000	7,529
Bank Rakyat Indonesia Tbk PT	27,000	16,799
Bhakti Investama Tbk PT	214,500	5,909
Bumi Resources Tbk PT(1)	116,500	2,820
Bumi Serpong Damai Tbk PT	38,500	4,322
Charoen Pokphand Indonesia Tbk PT	23,500	6,664
Global Mediacom Tbk PT	29,500	4,804
Gudang Garam Tbk PT	1,500	4,631
Indo Tambangraya Megah Tbk PT	2,000	4,793
Indocement Tunggal Prakarsa Tbk PT	7,000	11,018
Indofood Sukses Makmur Tbk PT	5,500	4,591
Indofood Sukses Makmur Tbk PT	14,500	8,044
Jasa Marga (Persero) Tbk PT	10,000	4,262
Kalbe Farma Tbk PT	67,500	6,870
Lippo Karawaci Tbk PT	62,500	4,745
Medco Energi Internasional Tbk PT	21,000	4,426
Media Nusantara Citra Tbk PT	19,000	4,239
Pembangunan Perumahan Persero Tbk PT	50,500	4,844
Perusahaan Gas Negara Tbk PT	39,500	16,005
Semen Gresik (Persero) Tbk PT	15,500	16,568
Summarecon Agung Tbk PT	62,500	4,693
Surya Semesta Internusa Tbk PT	78,000	4,751
Tambang Batubara Bukit Asam Tbk PT	5,000	5,012
Telekomunikasi Indonesia Tbk PT	168,500	30,489
Tower Bersama Infrastructure Tbk PT(1)	10,000	5,010
Trada Maritime Tbk PT(1)	37,000	4,916

Security	Shares	Value
Unilever Indonesia Tbk PT	3,500	$7,774
United Tractors Tbk PT	9,000	13,722
Vale Indonesia Tbk PT	22,500	4,506
Wijaya Karya Persero Tbk PT	30,000	4,132
XL Axiata Tbk PT	13,500	5,629

		$331,777

Kuwait — 1.7%
Al-Qurain Petrochemicals Co.	25,000	$19,798
Gulf Bank(1)	15,000	20,706
Kuwait Finance House KSC	7,000	20,060
Kuwait Foods Co. (Americana)	2,500	21,413
Mabanee Co. SAKC	5,000	20,190
Mobile Telecommunications Co.	8,000	19,251
National Bank of Kuwait SAK	10,000	31,864
National Industries Group Holding(1)	22,000	18,985

		$172,267

Malaysia — 3.6%
AMMB Holdings Bhd	2,300	$5,283
Astro Malaysia Holdings Bhd	5,400	4,890
Axiata Group Bhd	6,900	14,380
Berjaya Sports Toto Bhd	3,800	4,610
British American Tobacco Malaysia Bhd	400	7,806
Bumi Armada Bhd(1)	7,100	8,744
CIMB Group Holdings Bhd	4,700	11,063
Dialog Group Bhd	8,600	7,946
Digi.com Bhd	5,200	7,851
Felda Global Ventures Holdings Bhd	3,700	5,121
Gamuda Bhd	8,000	11,811
Genting Bhd	3,800	12,038
HAP Seng Consolidated Bhd	7,000	5,775
Hong Leong Bank Bhd	1,100	4,820
Hong Leong Financial Group Bhd	1,100	5,399
IHH Healthcare Bhd(1)	3,800	4,775
IJM Corp. Bhd	5,100	9,257
IOI Corp. Bhd	5,000	8,758
KLCC Property Holdings Bhd	2,500	4,581
Kuala Lumpur Kepong Bhd	800	6,102
Lafarge Malayan Cement Bhd	2,700	8,230
Malayan Banking Bhd	5,000	15,174
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	4,896
Maxis Bhd	3,300	7,200
MISC Bhd(1)	3,100	5,278
Multi-Purpose Holdings Bhd	4,900	4,973
Parkson Holdings Bhd	4,200	4,510
Petronas Chemicals Group Bhd	9,700	20,311
Petronas Dagangan Bhd	1,400	13,537
Petronas Gas Bhd	800	5,920
PPB Group Bhd	1,100	5,069
Public Bank Bhd	2,700	15,366
Resorts World Bhd	5,200	6,839
RHB Capital Bhd	2,000	4,721
Sapurakencana Petroleum Bhd(1)	14,300	19,022
Sime Darby Bhd	10,100	30,235
Telekom Malaysia Bhd	3,200	5,101
Tenaga Nasional Bhd	4,200	12,847
Top Glove Corp. Bhd	2,600	4,612
UEM Land Holdings Bhd	6,200	4,420
UMW Holdings Bhd	1,300	5,015
YTL Corp. Bhd	10,500	5,277
YTL Power International Bhd	9,100	5,477

		$365,040

Security	Shares	Value
Mexico — 7.3%
Alfa SAB de CV, Series A	16,517	$48,815
America Movil SAB de CV ADR, Series L	5,900	137,116
Bolsa Mexicana de Valores SAB de CV	3,200	7,597
Cemex SAB de CV ADR(1)	5,150	56,289
Coca Cola Femsa SAB de CV ADR	140	16,961
Compartamos SAB de CV	4,100	7,690
El Puerto de Liverpool SAB de CV	1,270	14,208
Embotelladoras Arca SAB de CV	2,500	15,627
Empresas ICA SAB de CV(1)	4,500	8,471
Fibra Uno Administracion SA de CV	5,700	17,941
Fomento Economico Mexicano SA de CV ADR	500	47,475
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	17,398
Grupo Bimbo SA de CV, Series A	6,800	21,222
Grupo Carso SA de CV, Series A1	2,700	14,093
Grupo Elektra SA de CV	260	9,659
Grupo Financiero Banorte SAB de CV, Class O	9,200	63,089
Grupo Financiero Inbursa SAB de CV, Class O	10,400	27,273
Grupo Financiero Santander Mexico SAB de CV	8,000	22,583
Grupo Mexico SAB de CV, Series B	10,400	30,554
Grupo Televisa SA ADR	1,000	30,510
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	10,404
Industrias Penoles SA de CV	590	14,973
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	15,046
Mexichem SAB de CV	4,100	17,460
Minera Frisco SAB de CV(1)	3,600	7,929
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	17,605
Wal-Mart de Mexico SAB de CV, Series V	13,600	35,831

		$733,819

Peru — 1.7%
Alicorp SA	9,000	$27,828
Cia de Minas Buenaventura SA ADR	1,000	11,800
Credicorp, Ltd.	320	41,120
Ferreyros SA	12,500	7,954
Grana y Montero SA	5,300	20,840
Intergroup Financial Services Corp.	240	7,398
Luz del Sur SAA	2,800	9,308
Southern Copper Corp.	1,075	26,982
Union Andina de Cementos SAA	6,000	7,507
Volcan Cia Minera SA, Class B	16,000	6,463

		$167,200

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	8,900	$10,979
Alliance Global Group, Inc.	16,900	9,794
Ayala Corp.	710	9,482
Ayala Land, Inc.	16,000	10,352
Bank of the Philippine Islands(1)	4,300	9,035
BDO Unibank, Inc.	5,410	9,628
International Container Terminal Services, Inc.	4,940	11,495
Jollibee Foods Corp.	2,760	11,161
Metropolitan Bank & Trust Co.	2,340	4,196
Petron Corp.	33,700	10,575
Philippine Long Distance Telephone Co.	340	21,108
Puregold Price Club, Inc.	10,600	10,204
Semirara Mining Corp.	1,750	11,986
SM Investments Corp.	800	13,785
SM Prime Holdings, Inc.	24,800	9,262
Universal Robina Corp.	4,780	13,151

		$176,193

Security	Shares	Value
Poland — 3.9%
Asseco Poland SA	1,570	$25,929
Bank Handlowy w Warszawie SA	220	8,512
Bank Millennium SA(1)	3,150	7,667
Bank Pekao SA	530	32,233
Bank Zachodni WBK SA	55	7,215
BRE Bank SA	70	12,576
Cyfrowy Polsat SA(1)	1,700	10,967
Eurocash SA	1,060	17,229
Getin Noble Bank SA(1)	6,750	6,212
Grupa Azoty SA	200	4,745
Jastrzebska Spolka Weglowa SA	190	4,053
KGHM Polska Miedz SA	490	18,729
LPP SA	10	29,708
Lubelski Wegiel Bogdanka SA	140	6,236
NG2 SA	180	6,928
Polish Oil & Gas	5,950	11,061
Polska Grupa Energetyczna SA	5,970	36,098
Polski Koncern Naftowy Orlen SA	1,100	17,013
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	44,777
Powszechny Zaklad Ubezpieczen SA	230	34,929
Synthos SA	3,160	5,509
Tauron Polska Energia SA	10,610	17,644
Telekomunikacja Polska SA	6,660	22,276
TVN SA	1,340	6,505

		$394,751

Qatar — 1.9%
Doha Bank, Ltd.	1,370	$20,993
Industries Qatar	920	42,480
Masraf Al Rayan	4,300	38,965
Qatar Electricity & Water Co.	480	22,262
Qatar Gas Transport Co., Ltd. (NAKILAT)	4,990	28,577
Qatar Islamic Bank	1,120	21,457
Qatar Telecom QSC	560	20,974

		$195,708

Russia — 7.1%
Federal Hydrogenerating Co. JSC ADR	7,620	$12,755
Globaltrans Investment PLC GDR(3)	780	11,817
LUKOIL OAO ADR	1,050	65,331
Magnit OJSC	280	77,343
Mail.ru Group, Ltd. GDR(3)	270	11,165
MegaFon OAO GDR(3)	510	16,439
MMC Norilsk Nickel ADR	1,300	19,538
Mobile TeleSystems OJSC	4,620	43,672
NovaTek OAO GDR(3)	170	22,314
OAO Gazprom ADR	12,080	103,981
PIK Group GDR(1)(3)	3,900	7,707
Polymetal International PLC	500	4,347
Polyus Gold International, Ltd.	1,760	5,431
Rosneft Oil Co. GDR(3)	2,470	17,690
Sberbank of Russia ADR	8,250	102,479
Sistema JSFC	20,540	24,235
Surgutneftegas OJSC ADR	2,220	18,247
Surgutneftegas OJSC, PFC Shares	19,130	13,581
Tatneft ADR	570	21,204
Uralkali OJSC GDR(3)	810	20,376
VimpelCom, Ltd. ADR	1,300	15,964
VTB Bank OJSC GDR(3)	8,870	24,818
X5 Retail Group NV GDR(1)(3)	770	13,090
Yandex NV, Class A(1)	1,100	43,725

		$717,249

Security	Shares	Value
South Africa — 7.0%
AECI, Ltd.	410	$4,778
African Rainbow Minerals, Ltd.	280	5,140
Anglo Platinum, Ltd.(1)	150	5,921
AngloGold Ashanti, Ltd.	920	12,436
Aspen Pharmacare Holdings, Ltd.	560	14,421
Assore, Ltd.	120	4,512
AVI, Ltd.	840	4,747
Barclays Africa Group, Ltd.	710	9,467
Barloworld, Ltd.	1,160	10,783
Bidvest Group, Ltd.	1,270	31,910
Capital Property Fund	4,670	4,789
Coronation Fund Managers, Ltd.	730	5,940
DataTec, Ltd.	1,300	6,805
Discovery Holdings, Ltd.	820	6,553
FirstRand, Ltd.	4,690	15,546
Foschini, Ltd.	460	4,577
Gold Fields, Ltd.	1,860	7,475
Grindrod, Ltd.	2,010	5,118
Growthpoint Properties, Ltd.	2,780	6,547
Hosken Consolidated Investments, Ltd.	500	6,722
Impala Platinum Holdings, Ltd.	1,260	14,603
Imperial Holdings, Ltd.	400	8,280
Investec, Ltd.	760	5,301
Kumba Iron Ore, Ltd.	150	5,849
Kumba Resources, Ltd.	370	5,090
Life Healthcare Group Holdings, Ltd.	2,100	8,444
Massmart Holdings, Ltd.	280	3,944
Mediclinic International, Ltd.	680	4,867
MMI Holdings, Ltd.	2,370	6,027
Mondi, Ltd.	330	5,434
Mr. Price Group, Ltd.	420	6,383
MTN Group, Ltd.	6,420	124,738
Murray & Roberts Holdings, Ltd.(1)	2,770	7,801
Nampak, Ltd.	1,560	6,005
Naspers, Ltd., Class N	780	74,313
Nedbank Group, Ltd.	390	8,057
Netcare, Ltd.	2,470	6,003
PPC, Ltd.	1,620	4,968
Redefine Properties, Ltd.	6,150	5,823
Remgro, Ltd.	860	16,396
Reunert, Ltd.	1,110	7,486
RMB Holdings, Ltd.	1,540	7,119
RMI Holdings	1,790	4,738
Sanlam, Ltd.	3,380	17,087
Sasol, Ltd.	1,120	55,364
Shoprite Holdings, Ltd.	690	12,101
Spar Group, Ltd.	390	4,974
Standard Bank Group, Ltd.	2,250	26,616
Steinhoff International Holdings, Ltd.(1)	3,060	12,130
Tiger Brands, Ltd.	360	10,021
Trencor, Ltd.	730	4,914
Truworths International, Ltd.	910	7,230
Vodacom Group (Pty), Ltd.	1,240	14,806
Wilson Bayly Holmes-Ovcon, Ltd.	480	7,296
Woolworths Holdings, Ltd.	1,220	8,855

		$703,250

Security	Shares	Value
South Korea — 7.5%
BS Financial Group, Inc.	440	$6,770
Cheil Industries, Inc.	100	8,609
E-Mart Co., Ltd.	50	12,723
GS Holdings Corp.	190	10,154
Hana Financial Group, Inc.	470	17,607
Hanwha Chemical Corp.	360	7,461
Hanwha Corp.	150	5,614
Honam Petrochemical Corp.	30	6,203
Hynix Semiconductor, Inc.(1)	550	18,389
Hyosung Corp.	80	5,451
Hyundai Engineering & Construction Co., Ltd.	120	7,125
Hyundai Glovis Co., Ltd.	60	13,373
Hyundai Heavy Industries Co., Ltd.	50	12,817
Hyundai Mobis	70	20,303
Hyundai Motor Co.	170	40,452
Hyundai Steel Co.	120	9,359
Industrial Bank of Korea	490	5,300
KB Financial Group, Inc.	600	22,509
Kia Motors Corp.	300	17,111
Korea Electric Power Corp.(1)	630	19,060
Korea Investment Holdings Co., Ltd.	130	4,988
Korea Zinc Co., Ltd.	30	8,166
KT Corp.	360	11,460
KT&G Corp.	180	13,347
LG Chem, Ltd.	70	19,204
LG Corp.	160	9,449
LG Display Co., Ltd.(1)	330	7,606
LG Electronics, Inc.	200	12,922
LG Household & Health Care, Ltd.	20	10,279
Lotte Shopping Co., Ltd.	30	11,106
Macquarie Korea Infrastructure Fund	930	5,807
Naver Corp.	30	19,594
OCI Co., Ltd.	40	6,630
POSCO	120	37,141
S-Oil Corp.	90	6,442
Samsung C&T Corp.	170	10,142
Samsung Electro-Mechanics Co., Ltd.	100	7,723
Samsung Electronics Co., Ltd.	105	148,160
Samsung Fire & Marine Insurance Co., Ltd.	60	14,760
Samsung Heavy Industries Co., Ltd.	230	8,513
Samsung Life Insurance Co., Ltd.	230	22,155
Samsung SDI Co., Ltd.	50	8,279
Samsung Securities Co., Ltd.	150	6,409
Shinhan Financial Group Co., Ltd.	710	29,828
SK Holdings Co., Ltd.	40	7,064
SK Innovation Co., Ltd.	100	13,593
SK Telecom Co., Ltd.	100	21,386
Woori Finance Holdings Co., Ltd.	710	8,474

		$757,017

Taiwan — 7.3%
Advanced Semiconductor Engineering, Inc.	12,000	$11,910
Asia Cement Corp.	7,000	9,297
Asustek Computer, Inc.	1,000	8,816
AU Optronics Corp.(1)	25,000	7,819
Catcher Technology Co., Ltd.	2,000	12,160
Cathay Financial Holding Co., Ltd.	10,677	16,751
Chailease Holding Co., Ltd.	2,000	5,308
Chang Hwa Commercial Bank	9,000	5,517
Cheng Shin Rubber Industry Co., Ltd.	6,000	15,701

Security	Shares	Value
Chimei Innolux Corp.(1)	21,000	$7,934
China Development Financial Holding Corp.	23,000	6,699
China Life Insurance Co., Ltd.	5,700	5,481
China Steel Corp.	24,000	20,631
Chunghwa Telecom Co., Ltd.	10,000	31,347
Compal Electronics, Inc.	13,000	9,825
CTBC Financial Holding Co., Ltd.	20,000	13,075
Delta Electronics, Inc.	3,000	16,003
E.Sun Financial Holding Co., Ltd.	9,000	6,032
Far Eastern New Century Corp.	9,000	10,376
Far EasTone Telecommunications Co., Ltd.	6,000	12,866
First Financial Holding Co., Ltd.	11,000	6,668
Formosa Chemicals & Fibre Corp.	7,000	19,699
Formosa Petrochemical Corp.	4,000	10,903
Formosa Plastics Corp.	9,000	23,645
Fubon Financial Holding Co., Ltd.	10,000	14,273
Giant Manufacturing Co., Ltd.	2,000	14,089
Hon Hai Precision Industry Co., Ltd.	13,000	34,234
Hotai Motor Co., Ltd.	1,000	11,624
HTC Corp.	2,000	10,203
Hua Nan Financial Holdings Co., Ltd.	11,000	6,390
Inventec Co., Ltd.	10,000	8,402
Kenda Rubber Industrial Co., Ltd.	3,000	6,486
Lite-On Technology Corp.	6,000	9,728
MediaTek, Inc.	2,000	29,394
Mega Financial Holding Co., Ltd.	11,000	9,231
Merida Industry Co., Ltd.	2,000	14,858
Nan Ya Plastics Corp.	11,000	24,045
Pou Chen Corp.	11,000	14,298
President Chain Store Corp.	2,000	14,179
Quanta Computer, Inc.	6,000	13,351
Ruentex Industries, Ltd.	2,000	5,416
Shin Kong Financial Holding Co., Ltd.	15,000	5,161
Siliconware Precision Industries Co., Ltd.	8,000	9,474
SinoPac Financial Holdings Co., Ltd.	13,000	6,406
Taishin Financial Holdings Co., Ltd.	12,000	5,912
Taiwan Cement Corp.	8,000	12,647
Taiwan Cooperative Financial Holding Co., Ltd.	10,000	5,523
Taiwan Fertilizer Co., Ltd.	2,000	4,660
Taiwan Mobile Co., Ltd.	5,000	16,384
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	77,833
Uni-President Enterprises Corp.	13,000	23,174
United Microelectronics Corp.	26,000	10,791
Yuanta Financial Holding Co., Ltd.	15,000	8,128
Yulon Motor Co., Ltd.	6,000	9,867

		$730,624

Thailand — 3.4%
Advanced Info Service PCL(5)	4,200	$29,786
Airports of Thailand PCL(5)	1,700	9,918
Bangkok Bank PCL(5)	1,500	8,857
Bangkok Dusit Medical Services PCL(5)	1,700	6,956
Bank of Ayudhya PCL(5)	9,100	10,915
BEC World PCL(5)	4,700	7,748
Berli Jucker PCL(5)	4,800	6,753
Big C Supercenter PCL(5)	1,000	5,734
BTS Group Holdings PCL(5)	25,200	7,330
Central Pattana PCL(5)	5,500	7,385
Charoen Pokphand Foods PCL(5)	13,800	12,241
CP ALL PCL(5)	16,300	20,688
Delta Electronics (Thailand) PCL(5)	4,800	7,006
Hana Microelectronics PCL(5)	8,200	5,592
Home Product Center PCL(5)	18,667	6,215

Security	Shares	Value
Kasikornbank PCL(5)	3,100	$16,314
Krung Thai Bank PCL(5)	13,500	7,824
Minor International PCL(5)	9,100	6,877
PTT Exploration & Production PCL(5)	4,320	21,521
PTT Global Chemical PCL(5)	4,720	11,201
PTT PCL(5)	2,600	23,879
Shin Corp. PCL(5)	5,300	12,769
Siam Cement PCL(5)	900	11,251
Siam Commercial Bank PCL(5)	4,280	20,937
Sino Thai Engineering & Construction PCL(5)	8,600	5,216
Thai Beverage PCL(5)	40,000	15,461
Thai Oil PCL(5)	2,500	4,902
TMB Bank PCL(5)	91,700	7,314
Total Access Communication PCL(5)	2,800	9,230
True Corp. PCL(1)(5)	33,411	9,142

		$336,962

Turkey — 3.6%
Akbank TAS	6,600	$24,073
Anadolu Efes Biracilik ve Malt Sanayii AS	900	10,177
Arcelik AS	1,350	9,062
Aygaz AS	750	3,194
BIM Birlesik Magazalar AS	900	20,259
Coca-Cola Icecek AS	350	10,024
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,020	5,252
Enka Insaat ve Sanayi AS	4,150	13,736
Eregli Demir ve Celik Fabrikalari TAS	13,700	18,107
Ford Otomotiv Sanayi AS	350	4,489
Haci Omer Sabanci Holding AS	3,050	13,870
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	11,350	7,388
KOC Holding AS	4,550	21,420
Koza Altin Isletmeleri AS	500	7,955
Petkim Petrokimya Holding AS(1)	4,650	7,021
TAV Havalimanlari Holding AS	1,100	8,168
Tekfen Holding AS	2,900	6,806
Tofas Turk Otomobil Fabrikasi AS	750	4,902
Tupras-Turkiye Petrol Rafinerileri AS	900	20,380
Turk Hava Yollari Anonim Ortakligi (THY) AS	3,850	14,200
Turk Sise ve Cam Fabrikalari AS	6,350	8,589
Turk Telekomunikasyon AS	3,050	9,861
Turk Traktor ve Ziraat Makineleri AS	180	5,835
Turkcell Iletisim Hizmetleri AS(1)	4,100	24,879
Turkiye Garanti Bankasi AS	7,100	26,712
Turkiye Halk Bankasi AS	2,150	16,412
Turkiye Is Bankasi	5,250	13,455
Turkiye Vakiflar Bankasi TAO	4,050	9,140
Ulker Gida Sanayi ve Ticaret AS	520	4,259
Yapi ve Kredi Bankasi AS	3,250	6,904
Yazicilar Holding AS	700	7,688

		$364,217

United Arab Emirates — 1.8%
Air Arabia (PJSC)	61,500	$23,743
Arabtec Holding Co.(1)	30,900	21,839
DP World, Ltd.	1,500	24,115
Emaar Properties (PJSC)	29,700	50,841
First Gulf Bank (PJSC)	6,600	30,546
National Bank of Abu Dhabi (PJSC)	9,100	29,701

		$180,785

Total Common Stocks (identified cost $9,371,840)		$9,405,334

Equity-Linked Securities(2)(6) — 6.1%

Security	Maturity Date	Shares	Value
India — 6.1%
ACC, Ltd.	6/30/16	290	$5,093
Adani Ports and Special Economic Zone, Ltd.	3/10/16	4,410	11,156
Aditya Birla Nuvo, Ltd.	6/30/16	260	5,199
Ambuja Cements, Ltd.	10/30/15	1,660	4,928
Asian Paints, Ltd.	3/10/16	710	5,727
Axis Bank, Ltd.	3/10/16	570	10,553
Bajaj Auto, Ltd.	11/16/15	320	10,119
Bank of Baroda	6/30/16	620	6,401
Bharat Petroleum Corp., Ltd.	6/30/16	990	5,391
Bharti Airtel, Ltd.	3/10/16	6,170	32,314
Cairn India, Ltd.	6/13/16	1,130	5,860
Cipla, Ltd.	3/10/16	1,530	9,587
Coal India, Ltd.	12/15/15	1,530	6,664
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	10,347
Federal Bank, Ltd.	6/30/16	5,200	6,567
GAIL India, Ltd.	3/10/16	1,830	9,920
HCL Technologies, Ltd.	9/15/16	660	11,480
HDFC Bank, Ltd.	3/10/16	2,510	26,584
Hero MotoCorp, Ltd.	12/15/15	310	10,193
Hindustan Unilever, Ltd.	3/10/16	1,730	16,479
Housing Development Finance Corp., Ltd.	3/10/16	3,630	47,894
ICICI Bank, Ltd.	8/1/16	1,250	21,394
Idea Cellular, Ltd.	3/10/16	4,850	13,629
IDFC, Ltd.	9/15/16	3,450	5,744
Indian Oil Corp., Ltd.	3/10/16	1,430	4,605
IndusInd Bank, Ltd.	3/10/16	810	5,477
ITC, Ltd.	9/15/16	4,700	24,118
Jindal Steel & Power, Ltd.	3/10/16	1,260	5,210
JSW Steel, Ltd.	6/30/16	420	6,179
Kotak Mahindra Bank, Ltd.	9/15/16	690	8,363
Larsen & Toubro, Ltd.	6/30/16	530	8,879
NMDC, Ltd.	12/15/15	2,530	5,369
NTPC, Ltd.	3/10/16	10,310	24,315
Oil & Natural Gas Corp., Ltd.	3/10/16	4,200	20,120
Oil India, Ltd.	3/10/16	670	5,185
Piramal Enterprises, Ltd.	3/10/16	910	7,574
Power Finance Corp.	8/1/16	2,370	6,041
Power Grid Corp. of India, Ltd.	3/10/16	6,680	10,174
Punj Lloyd, Ltd.	6/30/16	13,560	5,798
Reliance Communications, Ltd.	3/10/16	3,990	8,854
Reliance Infrastructure, Ltd.	3/10/16	1,080	7,444
Sesa Sterlite, Ltd.	6/30/16	2,125	6,232
Shriram Transport Finance Co., Ltd.	6/30/16	520	4,924
Steel Authority of India, Ltd.	6/30/16	6,230	6,790
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	18,322
Tata Consultancy Services, Ltd.	9/15/16	1,370	43,979
Tata Motors, Ltd.	9/28/16	1,900	12,133
Tata Power Co., Ltd.	3/10/16	5,450	6,940
Tata Steel, Ltd.	6/30/16	1,070	6,865
Tech Mahindra, Ltd.	7/5/16	230	6,253
UltraTech Cement, Ltd.	3/10/16	170	5,194
Unitech, Ltd.	6/30/16	18,760	5,048
United Spirits, Ltd.	9/15/16	360	15,079
Wipro, Ltd.	9/15/16	1,320	9,953

Total Equity-Linked Securities (identified cost $589,849)			$610,640

Rights(1) — 0.0%(4)

Security	Shares	Value
Klabin SA, Exp. 12/27/13	28	$189
Latam Airlines Group SA ADR, Exp. 12/12/13	118	0

Total Rights (identified cost $0)		$189

Warrants(1) — 0.0%(4)

Security	Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00	8,400	$316

Total Warrants (identified cost $0)		$316

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$49	$48,977

Total Short-Term Investments (identified cost $48,977)		$48,977

Total Investments — 100.1% (identified cost $10,010,666)		$10,065,456

Other Assets, Less Liabilities — (0.1)%		$(6,818)

Net Assets — 100.0%		$10,058,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $660,672 or 6.6% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2013, the aggregate value of these securities is $155,245 or 1.5% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $113.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	23.0%	$2,315,432
Hong Kong Dollar	10.2	1,028,475
South Korean Won	7.5	757,017
New Taiwan Dollar	7.3	730,624
South African Rand	7.0	703,250
Brazilian Real	6.0	603,156
Mexican Peso	4.5	445,468
Polish Zloty	3.9	394,751
Malaysian Ringgit	3.6	365,040
New Turkish Lira	3.6	364,217
Indonesian Rupiah	3.3	331,777
Thai Baht	3.2	321,817
Euro	2.0	199,457
Chilean Peso	2.0	197,983
Qatari Riyal	1.9	195,708
Czech Koruna	1.8	182,715
Hungarian Forint	1.8	181,476
Philippine Peso	1.8	176,193
Kuwaiti Dinar	1.7	172,267
United Arab Emirates Dirham	1.6	156,670
Colombian Peso	1.3	130,330
Other currency, less than 1% each	1.1	111,633

Total Investments	100.1%	$10,065,456

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.3%	$2,538,257
Energy	10.4	1,048,270
Industrials	10.3	1,031,565
Telecommunication Services	10.1	1,016,570
Materials	10.0	1,008,128
Information Technology	9.3	933,788
Consumer Staples	8.8	885,898
Consumer Discretionary	8.4	847,266
Utilities	5.0	502,333
Health Care	2.0	204,404
Short-Term Investments	0.5	48,977

Total Investments	100.1%	$10,065,456

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on September 25, 2013.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,010,666

Gross unrealized appreciation	$382,356
Gross unrealized depreciation	(327,566)

Net unrealized appreciation	$54,790

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$175,118	$3,808,947		$—	$3,984,065
Emerging Europe	224,324	1,825,044		—	2,049,368
Latin America	2,072,884	47,007		—	2,119,891
Middle East/Africa	—	1,252,010		—	1,252,010
Total Common Stocks	$2,472,326	$6,933,008	*	$—	$9,405,334
Equity-Linked Securities	$—	$610,640		$—	$610,640
Rights	189	—		—	189
Warrants	316	—		—	316
Short-Term Investments	—	48,977		—	48,977
Total Investments	$2,472,831	$7,592,625		$—	$10,065,456

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 27, 2014